LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS - Schedule of Long-Term Prepayments, Deposits and Other Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Long Term Prepayment Deposits And Other Assets [Abstract]
Entertainment production costs	$ 72,853	$ 70,356
Less: accumulated amortization	(26,416)	(16,603)
Entertainment production costs, net	46,437	53,753
Advance payments for construction costs	161,633	0
Prepayment of deferred financing costs	79,906	19,450
Deposits and other	51,441	12,655
Long-term receivables, net	6,250	2,383
Long-term prepayments, deposits and other assets	$ 345,667	$ 88,241